Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Management fees [Member]
Related Party Transaction [Line Items]
Related party	$ 1,627,120	$ 1,036,200
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	1,785,657	834,616
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	27,500	12,500
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	307,500	195,000
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	207,827	215,709
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	358,000	1,523,500
Rental expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 54,970	$ 40,532